Shareholder Report, Line Graph (Details) - USD ($)	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Dec. 18, 2023
C000246579 [Member]
Account Value [Line Items]
Accumulated Value	$ 12,381	$ 11,392	$ 12,401	$ 10,680	$ 10,000
Bloomberg US 2500 Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	12,727	10,955	12,377	10,601	10,000
Bloomberg US Aggregate Equity Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 14,607	$ 12,530	$ 12,848	$ 11,101	$ 10,000